CONCENTRATIONS AND RISKS (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Concentration Risk [Line Items]
Discounts and debt issuance cost	$ 19,850	$ 46,200
Proceeds from convertible promissory notes	$ 100,000	$ 222,500
Convertible Debt Benchmark [Member] | Lender Concentration Risk [Member] | Lender One [Member]
Concentration Risk [Line Items]
Concentration risk percentage	39.00%	18.00%
Convertible Debt Benchmark [Member] | Lender Concentration Risk [Member] | Lender Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage	30.00%	20.00%
Convertible Debt Benchmark [Member] | Lender Concentration Risk [Member] | Lender Three [Member]
Concentration Risk [Line Items]
Concentration risk percentage	31.00%	14.00%
Convertible Debt Benchmark [Member] | Lender Concentration Risk [Member] | Lender Four [Member]
Concentration Risk [Line Items]
Concentration risk percentage		28.00%
Convertible Debt Benchmark [Member] | Lender Concentration Risk [Member] | Lender Five [Member]
Concentration Risk [Line Items]
Concentration risk percentage		11.00%
Accounts Receivable [Member] | Credit Concentration Risk [Member] | Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	100.00%	100.00%
Lender One [Member]
Concentration Risk [Line Items]
Proceeds from convertible promissory notes	$ 100,000	$ 160,000
Lender Two [Member]
Concentration Risk [Line Items]
Proceeds from convertible promissory notes	75,000	180,000
Lender Three [Member]
Concentration Risk [Line Items]
Proceeds from convertible promissory notes	$ 78,249	125,000
Lender Four [Member]
Concentration Risk [Line Items]
Proceeds from convertible promissory notes		245,640
Lender Five [Member]
Concentration Risk [Line Items]
Proceeds from convertible promissory notes		$ 98,060